Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

Earnings per share consist of the following for the year ended March 31, 2023 and March 31, 2022:

	March 31, 2023	March 31, 2022
	($US)	($US)
(Loss)/Profit for the year available to common shareholders	$(1,635,837)	$(403,035)
Weighted average number of common shares	36,808,689	34,154,062
Par value	$0.01	$0.01

Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$(0.04)	$(0.01)
Diluted earnings/(loss) per common share	$(0.04)	$(0.01)